February 5, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

Re: The Calvert Fund
02-76510 and 811-03416

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of prospectus that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective February 2, 2004); and

(2) the text of the most recent registration statement (effective February 2, 2003) has been filed electronically.

If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/Edith Lillie

Edith Lillie
Registration Manager